Note 7 - Convertible Debt PIK Notes (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Nov. 03, 2014	Dec. 31, 2013	Aug. 05, 2013
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Face Amount	$ 13,400,958	$ 12,762,816	$ 11,576,250				$ 10,500,000
Less: Discount	(1,791,109)	(1,854,894)	(1,949,555)
Less: Deferred Financing Cost	(6,650)	(7,828)
Convertible Notes Payable	11,603,199	10,907,922	9,626,695
Derivative Liability	230,329	262,764	478,149
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Debt Instrument, Face Amount	22,977,103	21,882,955	19,848,486	$ 19,848,486	$ 19,848,486
Less: Discount	(14,841,648)	(15,717,991)	(16,450,742)		$ (7,348,486)
Less: Deferred Financing Cost	(10,850)	(13,422)
Convertible Notes Payable	8,124,605	6,164,964	3,397,744
Derivative Liability	3,626,505	4,876,093	9,557,476
Payment in Kind (PIK) Note [Member]
Debt Instrument, Face Amount	36,378,061	34,645,771	31,424,736
Less: Discount	(16,632,757)	(17,572,885)	(18,400,297)
Less: Deferred Financing Cost	(17,500)	(21,250)
Convertible Notes Payable	19,727,804	17,072,886	13,024,439
Derivative Liability	3,856,834	5,138,857	10,035,625
Less: Discount	$ (16,632,757)	(17,572,885)	(18,400,297)
Derivative Liability		$ 5,138,857	$ 10,035,625			$ 0